SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 9 – SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was originally authorized to issue up to 50,000,000 ordinary shares with a par value of $0.001 per share at inception. At an extraordinary general meeting held on April 28, 2025, the shareholders approved a share consolidation, pursuant to which each of the Company’s 50,000,000 authorized ordinary shares of $0.001 par value (including all issued and unissued shares) was consolidated on a 25-for-1 basis. As a result, the Company’s authorized share capital was reduced to 2,000,000 ordinary shares with a par value of $0.025 per share. All share and per-share amounts presented in the accompanying consolidated financial statements have been retroactively adjusted to reflect the share consolidation.

On October 20, 2025, the shareholders approved a resolution to re-designate the Company’s 2,000,000 authorized shares into (i) 1,592,000 Class A ordinary shares with a par value of $0.025 per share and (ii) 408,000 Class B ordinary shares with a par value of $0.025 per share.

On the same date, the shareholders further approved an increase in the Company’s authorized share capital from 2,000,000 shares to 10,000,000,000 shares, comprising (i) 9,999,592,000 Class A ordinary shares with a par value of $0.025 per share and (ii) 408,000 Class B ordinary shares with a par value of $0.025 per share.

On January 22, 2026, at the Company’s extraordinary general meeting, the shareholders of the Company passed the resolution to authorize that in the event that the closing bid price per listed share of the Company on the Nasdaq Capital Market falls below US$1.00, each of the 10,000,000,000 authorized ordinary shares in the Company of US$0.025 par value (including all issued ordinary shares and any unissued ordinary shares) be consolidated at the consolidation ratio and effective time as the board of directors may determine at their sole discretion, provided that the consolidation ratio shall be not less than 2:1 and not more than 50:1, with such consolidated shares having the same rights and being subject to the same restrictions as set out in the Articles. On February 19, 2026, the board of directors of the Company approved a resolution to effect a 35-for-1 consolidation of its ordinary shares. Pursuant to the consolidation, each 35 authorized ordinary shares with a par value of $0.025 per share (including all issued and unissued shares) were combined into one ordinary share. As a result, the Company’s authorized share capital was reduced from 10,000,000,000 ordinary shares of $0.025 par value each to 285,714,286 ordinary shares of $0.875 par value each, having such rights and subject to such restrictions as set forth in the Articles. The accompanying consolidated financial statements have been retroactively adjusted to reflect the share consolidation.

The table below presents the Company’s ordinary shares on a retroactively adjusted basis, reflecting the 25:1 share consolidation and the subsequent 35:1 share consolidation.

				Amount of	Additional
	Original		Further	Ordinary	Paid in
Reconciliation of Ordinary Shares	Shares	25:1	35:1	Shares	Capital
Consolidated Opening balance at December 31, 2023	11,675,216	467,009	13,344	$11,675	$6,845,394
Share-based compensation - Scholar May 14, 2024	23,360	935	27	23	24,738
Share-based compensation - Employee May 31, 2024	889,960	35,599	1,016	890	1,129,359
Share-based compensation - executive officers May 31, 2024	285,960	11,439	328	286	362,883
Scholar - 08/26/2024	23,360	935	27	24	26,140
Private Place 09/18/2024	2,722,224	108,889	3,112	2,722	403,953
B Warrants exercised - 10/31/2024	8,557,554	342,303	9,781	8,558	765,771
A Warrants exercised	—	—	—	—	223,361
A Warrants exercised - 11/17/2024	1,038,889	41,556	1,188	1,039	89,397
Adjustment for share consolidation	—	—	—	3	(3)
Outstanding shares at 12/31/2024	25,216,523	1,008,665	28,823	25,220	9,870,993

A Warrants exercised - Cash 02/03/2025	600,000	24,000	686	600	129,000
A Warrants exercised - Cash 02/05/2025	900,000	36,000	1,029	900	193,500
1500000 A Warrants reclassified from liability per exercising	—	—	—	—	126,180
Deconsolidation of VIE	—	—	—	—	(2,572,437)
Adjustment for share consolidation	—	21	4	4	(4)
Outstanding shares at December 31, 2025	26,716,523	1,068,686	30,542	26,724	7,747,232

On May 14, 2024, the Company issued 27 shares to a third-party consultant as consideration for signing a services contract for the Ancient Eastern Garden project at Fernie Castle in Scotland, UK. The shares were valued at $927.50 per share, based on the closing market price on May 14, 2024. As a result, $24,761 was recognized as construction in progress, with $23 recorded as common stock and $24,738 recorded as additional paid-in capital in the consolidated financial statements.

On May 31, 2024, the Company issued 1,344 shares to thirteen employees and officers as part of their 2024 compensation package. The shares were valued at $1,111.25 each, based on the closing market price on May 31, 2024. As a result, $1,493,418 was recognized as Payroll, payroll taxes and others for the year ended December 31, 2024. Additionally, $1,176 was recorded as common stock and $1,492,242 as additional paid-in capital in the equity section of the consolidated financial statements.

On August 26, 2024, the Company issued 27 shares to another third-party consultant as consideration for signing a services contract for the Ancient Eastern Garden project at Fernie Castle in Scotland, UK. The shares were valued at $980.00 per share, based on the closing market price on August 26, 2024. As a result, $26,164 was recognized as construction in progress, with $24 recorded as common stock and $26,140 recorded as additional paid-in capital in the consolidated financial statements.

On September 18, 2024, the Company completed the Offering 2024, wherein a total of 3,112 units were issued at an offering price of $787.50 per unit, for a total purchase price of approximately $2.45 million. Each unit includes one ordinary share of the Company, par value $0.875, one September 2024 Series A Warrant to purchase one Ordinary Share at an exercise price of $1,181.25 per share, and one September 2024 Series B Warrant to purchase such number of Ordinary Shares as shall be determined on the Reset Date, as defined therein. The Purchaser Warrants are immediately exercisable on the date of issuance, expire on the three year and six month anniversary of the date of issuance, and have certain downward pricing adjustment mechanisms, including with respect to any subsequent equity sale that is deemed to be a dilutive issuance and a reset on the Reset Date (as defined in the Purchaser Warrants), in which case the Purchaser Warrants will be subject to a floor price of $189.00 per share, as set forth in the Purchaser Warrants.

The Company received net cash proceeds of approximately $2.17 million (after deducting the placement agent fee and expenses of the Offering). The Company intends to use the net cash proceeds from the Offering for working capital and general corporate purposes.

From October 31, 2024 to November 7, 2024, the investors fully exercised their September 2024 Series B Warrants, resulting in the issuance of a total of 9,781 Ordinary Shares by the Company. The Company received cash proceeds of $8,558, representing the aggregate par value of the shares issued.

The exercise price of September 2024 Series A Warrants was adjusted downward from the original $1,181.25 per share to $189.00 per share following the exercise of the September 2024 Series B Warrants. Consequently, the total number of September 2024 Series A Warrants increased from 3,112 to 19,446 units. Between November 7, 2024, and December 18, 2024, four investors exercised a total of 1,188 September 2024 Series A Warrants, generating cash proceeds of $224,400 for the Company. As of December 31, 2024, 18,258 September 2024 Series A Warrants remained outstanding, with a fair value of $1,424,932 recorded as a current liability.

In February 2025, investors exercised 1,715 September 2024 Series A Warrants at an exercise price of $189.00 per warrant. The Company received cash proceeds of $324,000, which were recorded in equity. As of December 31, 2025, 16,543 September 2024 Series A Warrants remained outstanding, with a fair value of $333,657 recorded as a current liability (see Note: Warrant Liabilities).

Reclassification of Prior Year Financial Statement Item

The Company identified and corrected a classification matter related to prior periods. To deconsolidate Mingda Tianjin Chengdu Branch for the year ended December 31, 2024, $141,225 of accumulated deficit and $141,225 of accumulated other comprehensive loss were erroneously offset against each other and not separately removed from the consolidated statements of changes in shareholders’ equity. As a result, accumulated deficit was previously understated by $141,225, and accumulated other comprehensive loss was previously overstated by the same amount. This classification error had no impact on total shareholders’ equity, net income (loss), comprehensive income (loss), or cash flows for any period presented. Correction of the classification also does not impact total shareholders’ equity, net income (loss), comprehensive income (loss), or cash flows for any period presented. Management believes this reclassification enhances the accuracy and comparability of the Company’s financial statements, and, consistent with SEC SAB 108 and SAB 99, assessed the error as immaterial under both the rollover (income statement) and iron curtain (balance sheet) methods; therefore, restatement of prior period financial statements was not required.